Consolidated balance sheet - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks		$ 267,674	$ 285,868
Hong Kong Government certificates of indebtedness		42,293	42,024
Trading assets		314,842	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		115,769	110,643
Derivatives		268,637	229,714
Loans and advances to banks		102,039	112,902
Loans and advances to customers		930,658	938,535
Reverse repurchase agreements – non-trading		252,549	252,217
Financial investments		493,166	442,763
Assets held for sale		27,234	114,134
Prepayments, accrued income and other assets	[1]	152,740	171,597
Current tax assets		1,313	1,536
Interests in associates and joint ventures		28,909	27,344
Goodwill and intangible assets		12,384	12,487
Deferred tax assets		6,841	7,754
Total assets		3,017,048	3,038,677
Liabilities
Hong Kong currency notes in circulation		42,293	42,024
Deposits by banks		73,997	73,163
Customer accounts		1,654,955	1,611,647
Repurchase agreements – non-trading		180,880	172,100
Trading liabilities		65,982	73,150
Financial liabilities designated at fair value		138,727	141,426
Derivatives		264,448	234,772
Debt securities in issue		105,785	93,917
Liabilities of disposal groups held for sale		29,011	108,406
Accruals, deferred income and other liabilities	[1]	130,340	143,901
Current tax liabilities		1,729	2,777
Insurance contract liabilities		107,629	120,851
Provisions		1,724	1,741
Deferred tax liabilities		1,317	1,238
Subordinated liabilities		25,958	24,954
Total liabilities		2,824,775	2,846,067
Equity
Called up share capital		8,973	9,631
Share premium account		14,810	14,738
Other equity instruments		19,070	17,719
Other reserves		(10,282)	(8,907)
Retained earnings		152,402	152,148
Total shareholders’ equity		184,973	185,329
Non-controlling interests		7,300	7,281
Total equity		192,273	192,610
Total liabilities and equity		$ 3,017,048	$ 3,038,677

[1]	In 2023 ‘Items in the course of collection from other banks’ ($6.3bn) were presented on the face of the balance sheet but are now reported within
‘Prepayments, accrued income and other assets’ in the Annual Report and Accounts 2024. Similarly, ‘Items in the course of transmission to other banks’ ($7.3bn) are now presented within ‘Accruals, deferred income and other liabilities’.